Borrowings and Debt Securities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings [text block]
(1)	Borrowings and debt securities as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Current liabilities
Short-term borrowings	￦	1,436,922	2,920,563
Current portion of long-term borrowings		677,982	1,463,703
Current portion of debt securities		8,565,301	9,652,986
Less : Current portion of discount on long-term borrowings		(1,723)	(2,048)
Less : Current portion of discount on debt securities		(3,677)	(5,370)

		10,674,805	14,029,834

Non-current liabilities
Long-term borrowings		3,018,898	2,278,481
Debt securities		56,188,234	64,385,784
Less : Discount on long-term borrowings		(14,899)	(12,857)
Less : Discount on debt securities		(143,823)	(152,760)
Add: Premium on debt securities		1,366	1,031

		59,049,776	66,499,679

	￦	69,724,581	80,529,513

Repayment Schedule of Borrowings and Debt Securities
(2)	Repayment schedule of borrowings and debt securities as of December 31, 2020 and 2021 are as follows:

		2020
		Borrowings	Debt Securities
		In millions of won
Less than 1 year	￦	2,114,904	8,565,301
1~ 5 years		1,564,252	28,746,117
Over 5 years		1,454,646	27,442,117

	￦	5,133,802	64,753,535

		2021
		Borrowings	Debt Securities
		In millions of won
Less than 1 year	￦	4,384,266	9,652,986
1~ 5 years		1,013,500	34,156,038
Over 5 years		1,264,981	30,229,746

	￦	6,662,747	74,038,770

Short-term Borrowings
(3)	Short-term borrowings as of December 31, 2020 and 2021 are as follows:

2020
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency
In millions of won and thousands of foreign currencies
Local short-term borrowings	DB financial investment and others	0.80 ~ 4.60	2021.01.05 ~2021.12.31	—	￦	580,004
Electronic short-term bonds	KB Securities and others	0.75 ~ 1.35	2021.01.13 ~2021.03.18	—		470,000
Foreign short-term borrowings	Shinhan Bank	0.71 ~ 0.74	2021.01.04 ~2021.03.31	USD 55,393		60,268
Foreign short-term borrowings(*)	Korea Development Bank and others	1M Libor + 1.25	2022.04.29	USD 73,704		81,290
Local bank overdraft	Woori Bank	Standard overdraft rate + 1.26	2021.02.26	—		29,960
Local bank overdraft	Korea Development Bank and others	1.42 ~ 1.88	2021.01.07~ 2021.04.26	—		215,400

					￦	1,436,922

2021
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency
In millions of won and thousands of foreign currencies
Local short-term borrowings	DB financial investment and others	1.96~4.60	2022.01.07 ~ 2022.12.31	—	￦	2,030,886
Electronic short-term bonds	BNK Securities and others	1.35~1.77	2022.01.21 ~ 2022.02.08	—		100,000
Foreign short-term borrowings	Shinhan Bank and others	0.34~0.45	2022.01.04 ~ 2022.03.30	USD 157,533		186,755
Foreign short-term borrowings	Korea Development Bank and others	1M Libor + 1.25	2022.04.29	USD 173,042		205,142
Foreign short-term borrowings	Shinhan Bank and others	0.57~0.80	2022.06.17 ~ 2022.08.31	USD 78,319		92,847
Foreign short-term borrowings	Credit Agricole and others	0.04	2022.06.28	EUR 72,199		96,915
Local bank overdraft	Korea Development Bank and others	1.73~2.25	2022.01.07 ~ 2022.02.26	—		208,018

					￦	2,920,563

(*)	The contractual maturity is 2022 but is classified as short-term borrowing due to intention of early redemption in 3 months after borrowing.

Long-term Borrowings
(4)	Long-term borrowings as of December 31, 2020 and 2021 are as follows:

2020
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won and thousands of foreign currencies
Local long-term borrowings
Korea Development Bank	Others	0.50	2021~2044	—	￦	2,946
	Facility	2.50~4.60	2021~2028	—		50,293
	Operating funds	2.33	2022	—		20,000
	Operating funds	1yr KoFC bond rate +0.81~0.95	2022~2023	—		24,300
Hana Bank	Commercial Paper	3M CD+0.13~0.32	2021~2024	—		1,150,000
	Facility	4.60	2028	—		11,088
	Facility	3yr KTB rate-1.25 Standard overdraft rate+1.50~2.45	2021~2035	—		43,419
IBK	PF Refinancing	CD+1.25	2030	—		9,543
Export-Import Bank of Korea	Project loans	1.50	2026	—		16,204
	Facility	1.32	2028	—		32,000
	Operating funds	1.78	2023	—		15,700
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25	2023~2025	—		2,509
	Facility	3yr KTB rate-2.25	2021~2024	—		1,527
	Project loans	—	2023	—		1,197
	Others	KTB rate-2.25	2024~2028	—		14,045
Shinhan Bank	Facility	CB rate+1.10	2028	—		16,632
	Others	3.95	2034	—		89,257
	Others	Standard overdraft rate+1.00	2034	—		89,257
Kookmin Bank	Facility	MOR+0.79 3M CD+1.79	2021~2031	—		46,512
Others	Facility	1.75~6.80	2026~2037	—		510,262
	Facility	CB rate+1.10~1.20 3M CD+1.60 Standard overdraft rate+1.50~2.45	2023~2037	—		89,506
	PF Refinancing	4.10	2030	—		26,509
	Others	3.90~7.90	2023~2039	—		222,356

						2,485,062

Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2021~2023	USD 8,744		9,513
Export-Import Bank of Korea and others	Direct loan and others	1M Libor+1.80~3.20	2036	USD 96,014		104,463
	Direct loan and others	3M LIBOR+2.75~3.70	2027	JOD 132,228		202,912
	PF Loan	6M LIBOR+1.70~2.50	2032	USD 111,225		121,013
	Others	3.88	2021	USD 289,509		314,986
POSCO and others	Shareholder’s loan	8.00	2023	USD 14,061		15,298
	Shareholder’s loan	8.00	2031	JOD 4,853		7,447
Samsung Life Insurance and others	Syndicated Loans	3.10	2032	JPY 4,682,816		49,369
Woori Bank and others	Syndicated Loans	JPY 6M Libor+2.00	2032	JPY 3,020,746		31,847
IFC and others	Others	6M Libor+5.00	2031	USD 224,115		243,837
Federal Financing Bank and others	PF Loans	2.39~6.00	2031~2038	USD 97,347		105,913
Others	Others	—	—	USD 4,798		5,220

						1,211,818

						3,696,880
Less: Discount on long-term borrowings						(16,622)
Less: Current portion of long-term borrowings						(677,982)
Add: Current portion of discount on long-term borrowings						1,723

					￦	3,003,999

2021
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won and thousands of foreign currencies
Local long-term borrowings
Korea Development Bank	Others	0.50	2023~2044	—	￦	2,509
	Facility	2.50~4.60	2022~2028	—		39,430
	Operating funds	2.33	2022	—		20,000
	Operating funds	1yr KoFC bond rate +0.81~0.95	2022~2023	—		64,300
Hana Bank	Commercial Paper	3M CD+0.13~0.43	2022~2025	—		1,050,000
	Facility	4.60	2028	—		9,647
	Facility	3yr KTB rate-1.25	2022~2028	—		4,485
IBK	PF Refinancing	CD+1.25	2030	—		8,589
Export-Import Bank of Korea	Project loans	1.50	2026	—		13,258
	Facility	1.32	2028	—		32,000
	Operating funds	1.78	2023	—		15,700
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25	2023~2025	—		8,971
	Facility	3yr KTB rate-2.25	2022~2024	—		995
	Project loans	—	2023	—		1,197
	Others	1.75	2028	—		4,893
Shinhan Bank and others	Facility	CB rate+1.10	2028	—		14,470
	Commercial paper	3M CD+0.38	2025	—		150,000
	Others	3.95	2034	—		84,179
	Others	Standard overdraft rate+1.00	2034	—		84,179
Kookmin Bank	Facility	MOR+0.79 3M CD+1.79	2022~2031	—		59,333
Others	Facility	2.80~6.80	2024~2039	—		620,185
	Facility	CB rate+0.90~1.10 3M CD+1.60 3.37	2028~2037	—		171,733
	PF Refinancing	3.80~5.00	2030~2034	—		71,742
	PF Refinancing	1.75	2029	—		22,265
	Others	4.40~7.90	2022~2038	—		116,367
	Others	1.80~4.50	2031~2034	—		49,928

						2,720,355

Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2026	USD 8,744		10,366
Export-Import Bank of Korea and others	Direct loan and others	1M Libor+1.80~3.20	2036	USD 89,823		106,485
	Direct loan and others	3M Libor+2.75~3.70	2027	JOD 107,868		180,363
	PF Loan	6M Libor+1.70~2.50	2032	USD 103,340		122,509
POSCO and others	Shareholder’s loan	8.00	2025	USD 11,953		14,171
	Shareholder’s loan	8.00	2031	JOD 4,853		8,114
Samsung Life Insurance and others	Syndicated Loans	3.10~8.00	2032	JPY 5,144,387		53,000
Woori Bank and others	Syndicated Loans	JPY 6M Libor+2.00	2032	JPY 2,820,708		29,060
KiwoomSolar Power Professional Investor Private Placement Investment Trust V	Senior borrowing	3.90	2029	EUR 36,311		48,741
IFC and others	Others	6M Libor+5.00	2031	USD 230,018		272,686
Federal Financing Bank and others	PF Loans	2.39~6.00	2031~2038	USD 94,135		111,597
Others	Others	—	—	USD 54,607		64,737

						1,021,829

						3,742,184
Less: Discount on long-term borrowings						(14,905)
Less: Current portion of long-term borrowings						(1,463,703)
Add: Current portion of discount on long-term borrowings						2,048

					￦	2,265,624

Local Debt Securities
(5)	Local debt securities as of December 31, 2020 and 2021 are as follows:

	Issue date	Maturity	Interest rate (%)		2020	2021

	In millions of won

Electricity Bonds	2012.01.15~ 2021.12.23	2022.01.05~ 2049.10.24	1.02~4.20	￦	27,810,000	34,080,000
Corporate Bonds(*)	2009.10.16~ 2021.11.22	2022.01.19~ 2051.11.22	0.86~6.00		26,463,577	28,194,472

					54,273,577	62,274,472
Less: Discount on local debt securities					(46,730)	(52,723)
Less: Current portion of local debt securities					(7,243,217)	(7,432,647)
Add: Current portion of discount on local debt securities					2,108	2,510

				￦	46,985,738	54,791,612

(*)
Among the corporate bonds, each holder of Hee
Mang Sunlight
Power Co., Ltd.’s private equity bonds, amounting to ￦2,697 million, may exercise the early redemption rights
on the 5th year (March 31, 2021) from the date of issuance of the bonds
and every year on March 31 thereafter, until the year before the redemption date.

Foreign Debt Securities
(6)	Foreign debt securities as of December 31, 2020 and 2021 are as follows:

	2020
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency

	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~ 1996.12.06	2026.12.01~ 2096.04.01	6.00~7.95	USD 278,701	￦	303,227
FY-97	1997.01.31~ 1997.08.04	2027.02.01~ 2027.08.01	6.75~7.00	USD 314,717		342,412
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		312,169
FY-11	2011.07.13	2021.07.13	4.75	USD 500,000		544,000
FY-12	2012.09.19	2022.09.19	3.00	USD 750,000		816,000
FY-14	2014.07.30	2029.07.30	3.57	USD 100,000		108,800
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		326,400
FY-16	2016.01.21	2021.07.21	2.50	USD 300,000		326,400
FY-17	2017.06.19~ 2017.07.25	2022.06.19~ 2027.07.25	2.63~3.13	USD 800,000		870,400
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		53,530
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		59,747
FY-18	2018.01.29~ 2018.07.25	2021.01.29~ 2023.07.25	3.00~3.88	USD 1,800,000		1,958,400
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		231,578
FY-19	2019.01.22~ 2019.06.24	2022.01.22~ 2024.06.24	2.50~3.38	USD 800,000		870,400
FY-19	2019.02.27	2024.02.27	0.13	CHF 200,000		246,866
FY-19	2019.07.19	2024.07.19~ 2027.07.19	0.00~0.05	CHF 300,000		370,299
FY-19	2019.07.22	2022.07.22	2.38	USD 300,000		326,400
FY-19	2019.10.30	2024.10.30	3M BBSW+0.97	AUD 300,000		250,968
FY-19	2019.12.19	2037.12.31	3.30~5.70	USD 387,098		421,163
FY-20	2020.02.03	2025.02.03	2.13	USD 300,000		326,400
FY-20	2020.06.15	2025.06.15	1.13	USD 500,000		544,000
FY-20	2020.05.06	2025.05.06	1.75	USD 500,000		544,000
FY-20	2020.08.03	2026.02.03	0.61	USD 300,000		326,399

						10,479,958
Less : Discount on foreign debt securities						(100,770)
Add : Premium on foreign debt securities						1,366
Less : Current portion of foreign debt securities						(1,322,084)
Add : Current portion of discount on foreign debt securities						1,569

					￦	9,060,039

	2021
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency

	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~ 1996.12.06	2026.12.01~ 2096.04.01	6.00~7.95	USD 278,701	￦	330,400
FY-97	1997.01.31~ 1997.08.04	2027.02.01~ 2027.08.01	6.75~7.00	USD 314,717		373,097
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		340,144
FY-12	2012.09.19	2022.09.19	3.00	USD 750,000		889,125
FY-14	2014.07.30	2029.07.30	3.57	USD 100,000		118,550
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		355,650
FY-17	2017.06.19~ 2017.07.25	2022.06.19~ 2027.07.25	2.63~3.13	USD 800,000		948,400
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		53,694
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		58,968
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		250,850
FY-18	2018.06.07~ 2018.07.25	2023.06.07~ 2023.07.25	3.75~3.88	USD 1,400,000		1,659,700
FY-19	2019.01.22~ 2019.06.24	2022.01.22~ 2024.06.24	2.50~3.38	USD 800,000		948,400
FY-19	2019.02.27	2024.02.27	0.13	CHF 200,000		259,494
FY-19	2019.07.19	2024.07.19~ 2027.07.19	0.00~0.05	CHF 300,000		389,241
FY-19	2019.07.22	2022.07.22	2.38	USD 300,000		355,650
FY-19	2019.10.30	2024.10.30	3M BBSW+0.97	AUD 300,000		257,667
FY-19	2019.12.19	2037.12.31	3.30~5.70	USD 371,947		440,943
FY-20	2020.02.03	2025.02.03	2.13	USD 300,000		355,650
FY-20	2020.05.06	2025.05.06	1.75	USD 500,000		592,750
FY-20	2020.06.15	2025.06.15	1.13	USD 500,000		592,750
FY-20	2020.08.03	2026.02.03	0.61	USD 300,000		355,650
FY-21	2021.01.27	2026.01.27	0.75	USD 450,000		533,475
FY-21	2021.04.27	2026.04.27	1.25	USD 500,000		592,750
FY-21	2021.08.09	2026.08.09	1.25	USD 300,000		355,650
FY-21	2021.09.24	2026.09.24	1.13	USD 300,000		355,650

						11,764,298
Less: Discount on foreign debt securities						(105,407)
Add: Premium on foreign debt securities						1,031
Less: Current portion of foreign debt securities						(2,220,339)
Add: Current portion of discount on foreign debt securities						2,860

					￦	9,442,443

Changes in Borrowings and Debt Securities
(7)	Changes in borrowings and debt securities for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021

		In millions of won
Beginning balance	￦	67,876,541	69,724,581
Cash flow		2,538,787	9,653,394
Effect of exchange rate fluctuations		(640,304)	1,001,493
Others		(50,443)	150,045

Ending balance	￦	69,724,581	80,529,513